Note 5 - Fair Value Measurements - Schedule of Plan's Assets (Details) - EBP 20-3977125 001 [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Total Investments at Fair Value		$ 82,058,221	$ 65,396,238
Fair Value Measured at Net Asset Value Per Share [Member]
Total Investments at Fair Value		23,754,893	18,273,059
Mutual Fund [Member]
Total Investments at Fair Value		54,454,049	42,895,180
Mutual Fund [Member] | Fair Value, Inputs, Level 1 [Member]
Total Investments at Fair Value		54,454,049	42,895,180
Mutual Fund [Member] | Fair Value, Inputs, Level 2 [Member]
Total Investments at Fair Value		0	0
Mutual Fund [Member] | Fair Value, Inputs, Level 3 [Member]
Total Investments at Fair Value		0	0
Common Collective Trust [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Total Investments at Fair Value	[1]	23,754,893	18,273,059
EBP, Employer, Common Stock Fund [Member]
Total Investments at Fair Value		3,849,279	4,227,999
EBP, Employer, Common Stock Fund [Member] | Fair Value, Inputs, Level 1 [Member]
Total Investments at Fair Value		3,849,279	4,227,999
EBP, Employer, Common Stock Fund [Member] | Fair Value, Inputs, Level 2 [Member]
Total Investments at Fair Value		0	0
EBP, Employer, Common Stock Fund [Member] | Fair Value, Inputs, Level 3 [Member]
Total Investments at Fair Value		0	0
Investments Excluding Common Collective Trusts [Member]
Total Investments at Fair Value		58,303,328	47,123,179
Investments Excluding Common Collective Trusts [Member] | Fair Value, Inputs, Level 1 [Member]
Total Investments at Fair Value		58,303,328	47,123,179
Investments Excluding Common Collective Trusts [Member] | Fair Value, Inputs, Level 2 [Member]
Total Investments at Fair Value		0	0
Investments Excluding Common Collective Trusts [Member] | Fair Value, Inputs, Level 3 [Member]
Total Investments at Fair Value		$ 0	$ 0

[1]	These investments seek to provide high total investment return. The funds invest in a portfolio of equity, debt and money market securities.